KEYSTONE XL - Narrative (Details) $ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Jan. 08, 2021 CAD ($)	Jan. 08, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Jun. 30, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jan. 04, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net				$ 75,940		$ 70,182
Impairment charge, U.S. minimum income tax				91		0		$ 0
Class A interests issued								1,033
Repurchase of Class A Interests				0		633		0
Keystone XL project-level facility retirement and issuance of Class C interests, before taxes						937
Keystone XL project-level credit facility retirement and issuance of Class C Interests (Note 6)						737
Payments to noncontrolling interests				43		16		0
Proceeds from sales of assets, net of transaction costs				0		35		$ 3,407
Coastal GasLink contractual contribution (Notes 7, 11 and 32)				537		0
Additional Paid-In Capital
Property, Plant and Equipment [Line Items]
Keystone XL project-level credit facility retirement and issuance of Class C Interests (Note 6)						737
Aggregate transaction value						(394)
Class C Interests | Government of Alberta
Property, Plant and Equipment [Line Items]
Payments to noncontrolling interests				43		16
Class A Interests | Government of Alberta | Additional Paid-In Capital
Property, Plant and Equipment [Line Items]
Aggregate transaction value			$ 394
Keystone XL | U.S. federal
Property, Plant and Equipment [Line Items]
Impairment charge, U.S. minimum income tax				96
Project Level Credit Facility due June 2021 | Line of credit | Keystone XL
Property, Plant and Equipment [Line Items]
Revolving credit facility, borrowing capacity									$ 1,600	$ 4,100	$ 4,100
Proceeds from issuance of debt					$ 849	1,028	$ 849
Keystone XL
Property, Plant and Equipment [Line Items]
Goodwill and asset impairment charges and other				24		192
Changes in asset impairments				(54)
Legal obligations and termination accruals				48
Remaining contractual recoveries				130
Gain (loss) on disposition of property plant equipment				64		0
Proceeds from sales of assets, net of transaction costs				$ 25		16
Keystone XL | Class C Interests | Government of Alberta
Property, Plant and Equipment [Line Items]
Stock issued during period						91
Keystone XL | Liquids Pipelines
Property, Plant and Equipment [Line Items]
Goodwill and asset impairment charges and other						2,775
Asset impairment charges, net of tax						2,134
Property, plant and equipment, net						175
Repurchase of Class A Interests	$ 633	$ 497
Keystone XL | Liquids Pipelines | Carrying Amount | Power generation and natural gas storage plant, equipment and structures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net						3,301
Keystone XL | Liquids Pipelines | Fair Value
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net						175
Keystone XL | Liquids Pipelines | Fair Value | Power generation and natural gas storage plant, equipment and structures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net						175
Keystone XL | Liquids Pipelines | Fair Value | Under construction
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net						$ 0